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                                                         October 27, 1995



VIA ELECTRONIC FILING
---------------------
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Mangement

    Re:   Merrill Lynch Developing Capital Markets Fund, Inc.
          Post-Effective Amendment No. 9 under the Securities Act
          to the Registration Statement on Form N-1A
          (Securities Act File No. 33-28248;
          Investment Company Act File No. 811-5723)
          --------------------------------------------------------

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Developing Capital Markets Fund, Inc. (the "Fund") hereby certifies that:

             (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(e) under the 1933 Act would not have differed from that contained in Post-Efective Amendment No.9 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

             (2) the text of Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 25, 1995.



                                          Very truly yours,

                                          MERRILL LYNCH DEVELOPING CAPITAL
                                             MARKETS FUND, INC.


                                          By:  /s/ Mark B. Goldfus
                                               Authorized Officer